Schedule of Investments ─ IQ Global Resources ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.7%

Australia - 13.0%
Australian Agricultural Co., Ltd.*	11,101	$14,331
BHP Group Ltd.	60,964	1,645,468
Evolution Mining Ltd.	22,078	40,672
Fortescue Metals Group Ltd.	37,058	474,254
Glencore PLC*	157,999	887,994
Gold Road Resources Ltd.	10,628	10,346
IGO Ltd.	9,116	70,227
Iluka Resources Ltd.	5,092	34,039
Inghams Group Ltd.	6,839	14,078
Mineral Resources Ltd.	2,266	84,974
Newcrest Mining Ltd.	10,732	144,533
Northern Star Resources Ltd.	14,011	76,650
OceanaGold Corp.*	8,486	15,431
OZ Minerals Ltd.	4,032	53,147
Perseus Mining Ltd.	14,864	17,529
Ramelius Resources Ltd.	10,448	7,874
Regis Resources Ltd.(a)	9,091	11,197
Rio Tinto PLC	19,557	1,171,978
Sierra Rutile Holdings Ltd.*	5,092	1,137
Silver Lake Resources Ltd.*	11,204	11,297
South32 Ltd.	55,834	148,441
Woodside Energy Group Ltd.	12,444	277,695

Total Australia		5,213,292

Austria - 0.3%
OMV AG	1,431	60,437
voestalpine AG(a)	2,160	48,233

Total Austria		108,670

Brazil - 1.0%
Wheaton Precious Metals Corp.	5,433	186,308
Yara International ASA	4,701	199,857

Total Brazil		386,165

Burkina Faso - 0.2%
Endeavour Mining PLC	3,001	58,431
IAMGOLD Corp.*	5,749	9,467

Total Burkina Faso		67,898

Canada - 8.9%
Agnico Eagle Mines Ltd.	2,928	125,817
Alamos Gold, Inc., Class A	4,723	37,302
B2Gold Corp.	12,734	44,522
Barrick Gold Corp.	21,443	337,706
Canadian Natural Resources Ltd.	5,068	279,672
Canfor Corp.*	2,393	50,891
Cenovus Energy, Inc.	8,643	164,584
Dundee Precious Metals, Inc.	2,300	11,111
Enbridge, Inc.	8,830	396,311
Equinox Gold Corp.*	3,649	16,289
First Majestic Silver Corp.	3,136	24,009
Imperial Oil Ltd.	2,917	139,709
K92 Mining, Inc.*	2,681	16,718
Kinross Gold Corp.	15,590	53,413
Lundin Gold, Inc.*	2,813	18,770
Maple Leaf Foods, Inc.	2,302	48,812
New Gold, Inc.*	8,210	6,728
Nutrien Ltd.	10,163	869,449
Osisko Gold Royalties Ltd.	2,003	20,962
Pan American Silver Corp.	2,536	51,577
Pembina Pipeline Corp.	2,399	91,534
Sandstorm Gold Ltd.	2,311	13,743
SSR Mining, Inc.	2,559	42,159
Suncor Energy, Inc.	6,240	211,644
TC Energy Corp.	4,277	227,878
Torex Gold Resources, Inc.*	1,034	7,868
Wesdome Gold Mines Ltd.*	1,710	13,746
West Fraser Timber Co., Ltd.	2,031	190,031
Yamana Gold, Inc.	11,567	55,246

Total Canada		3,568,201

Chile - 0.5%
Antofagasta PLC	11,907	167,863
Lundin Mining Corp.	8,868	49,968

Total Chile		217,831

China - 4.6%
China Hongqiao Group Ltd.	111,863	116,282
China Petroleum & Chemical Corp., Class H	529,370	249,515
CMOC Group Ltd., Class H	259,293	127,171
COFCO Joycome Foods Ltd.*	72,148	31,249
Dali Foods Group Co., Ltd.	253,207	120,638
Guangdong Investment Ltd.	62,101	60,520
MMG Ltd.*	104,429	30,863
PetroChina Co., Ltd., Class H	800,234	372,088
Southern Energy Holdings Group Ltd.*(b)	53,183	0
Wilmar International Ltd.	116,246	337,919
Zhaojin Mining Industry Co., Ltd., Class H*(a)	39,532	37,770
Zijin Mining Group Co., Ltd., Class H	317,071	371,200

Total China		1,855,215

Denmark - 0.4%
Chr Hansen Holding A/S	2,437	158,799

Egypt - 0.0%(c)
Centamin PLC	13,939	14,096

Finland - 2.2%
Metso Outotec OYJ	10,020	82,021
Neste OYJ	3,361	171,626
Stora Enso OYJ, Class R	15,221	233,732
UPM-Kymmene OYJ	10,294	324,230
Valmet OYJ	2,885	79,661

Total Finland		891,270

France - 1.8%
TotalEnergies SE	11,275	572,068
Veolia Environnement SA	6,535	162,387

Total France		734,455

Germany - 0.3%
Aurubis AG	528	37,805
Suedzucker AG	3,779	53,059
Uniper SE(a)	1,602	10,626

Total Germany		101,490

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)

Hong Kong - 0.1%
Vitasoy International Holdings Ltd.(a)	19,784	$29,790

Indonesia - 0.2%
Golden Agri-Resources Ltd.	234,374	44,065
Nickel Industries Ltd.	31,595	23,921

Total Indonesia		67,986

Ireland - 0.9%
Kerry Group PLC, Class A	3,273	344,577

Italy - 0.6%
Eni SpA	15,637	186,803
Interpump Group SpA	1,012	42,885

Total Italy		229,688

Japan - 3.3%
Ajinomoto Co., Inc.	9,949	260,394
Itoham Yonekyu Holdings, Inc.	5,397	26,894
JFE Holdings, Inc.	6,960	77,594
Kagome Co., Ltd.	1,636	38,498
Kewpie Corp.	2,570	44,420
Kikkoman Corp.	3,543	208,630
NH Foods Ltd.	1,891	56,949
Nichirei Corp.	2,413	42,844
Nippon Steel Corp.	11,129	164,041
Nisshin Seifun Group, Inc.	5,499	67,313
Oji Holdings Corp.	19,097	79,160
Prima Meat Packers Ltd.	929	15,737
S Foods, Inc.	585	13,350
Sumitomo Metal Mining Co., Ltd.	3,321	104,711
Toyo Suisan Kaisha Ltd.	1,888	79,814
Yamazaki Baking Co., Ltd.	3,935	47,344

Total Japan		1,327,693

Kyrgyzstan - 0.1%
Centerra Gold, Inc.	3,582	22,280

Luxembourg - 0.7%
ArcelorMittal SA	11,023	268,795

Mexico - 0.2%
Fresnillo PLC	8,900	79,863

Mongolia - 0.1%
Turquoise Hill Resources Ltd.*	1,797	46,967

Netherlands - 2.5%
OCI NV	3,893	134,724
Shell PLC	33,080	877,158

Total Netherlands		1,011,882

New Zealand - 0.1%
Fletcher Building Ltd.	15,316	49,556

Norway - 1.8%
Equinor ASA	14,057	536,543
Norsk Hydro ASA	24,749	166,555

Total Norway		703,098

Peru - 1.2%
Hochschild Mining PLC	6,206	6,117
Southern Copper Corp.	9,343	465,282

Total Peru		471,399

Singapore - 0.2%
Olam Group Ltd.	69,815	81,785

South Africa - 1.4%
Anglo American PLC	16,156	579,977

Spain - 0.4%
Befesa SA	484	22,297
Ebro Foods SA	2,848	47,218
Repsol SA	6,405	79,187

Total Spain		148,702

Sweden - 0.8%
AAK AB(a)	4,786	83,184
Boliden AB	3,310	109,396
Holmen AB, B Shares	3,126	127,522

Total Sweden		320,102

Switzerland - 0.1%
Bell Food Group AG	116	30,937

Turkey - 0.0%(c)
Eldorado Gold Corp.*	2,201	13,518

Ukraine - 0.0%(c)
Ferrexpo PLC	7,098	12,792

United Kingdom - 2.8%
Associated British Foods PLC	14,598	297,019
BP PLC	84,676	412,169
Cranswick PLC	980	39,832
Greggs PLC	1,876	46,571
Severn Trent PLC	2,376	85,295
Spirax-Sarco Engineering PLC	698	101,375
Tate & Lyle PLC	7,356	71,863
United Utilities Group PLC	6,472	85,846

Total United Kingdom		1,139,970

United States - 48.6%
Alcoa Corp.	2,228	113,383
American Water Works Co., Inc.	1,726	268,289

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)

United States (continued)
Archer-Daniels-Midland Co.	10,392	$860,146
Armstrong World Industries, Inc.	908	81,130
ATI, Inc.*	1,540	38,331
B&G Foods, Inc.(a)	1,267	31,308
Baker Hughes Co.	4,167	107,050
Boise Cascade Co.	758	53,598
Builders FirstSource, Inc.*	3,408	231,744
Bunge Ltd.	2,639	243,659
Campbell Soup Co.	5,577	275,225
Cheniere Energy, Inc.	1,112	166,333
Chevron Corp.	8,514	1,394,423
Cleveland-Cliffs, Inc.*(a)	6,338	112,246
Coeur Mining, Inc.*	3,104	9,964
Commercial Metals Co.	1,468	58,162
Conagra Brands, Inc.	8,868	303,374
ConocoPhillips	5,666	552,038
Continental Resources, Inc.(a)	1,593	109,742
Coterra Energy, Inc.	3,545	108,442
Devon Energy Corp.	2,904	182,516
Diamondback Energy, Inc.	776	99,344
Dover Corp.	1,369	183,008
Ecolab, Inc.	2,719	449,097
EOG Resources, Inc.	2,559	284,612
Essential Utilities, Inc.	2,403	124,812
Exxon Mobil Corp.	18,507	1,793,884
Flowers Foods, Inc.	3,910	111,083
FMC Corp.	2,327	258,530
Freeport-McMoRan, Inc.	17,581	554,681
General Mills, Inc.	11,133	832,637
Graco, Inc.	1,608	107,993
Hain Celestial Group, Inc. (The)*	1,688	38,402
Halliburton Co.	3,928	115,090
Hecla Mining Co.(a)	6,506	29,472
Hess Corp.	1,354	152,284
Hormel Foods Corp.	10,075	497,100
IDEX Corp.	723	150,926
Ingredion, Inc.	1,233	112,178
International Paper Co.	7,226	309,056
J&J Snack Foods Corp.(a)	353	47,835
Kellogg Co.	6,275	463,848
Kinder Morgan, Inc.	9,912	178,317
Kraft Heinz Co. (The)	22,643	833,942
Louisiana-Pacific Corp.	1,658	105,499
Marathon Petroleum Corp.	2,442	223,834
Mondelez International, Inc., Class A	25,665	1,643,587
Mosaic Co. (The)	6,809	358,562
Mueller Industries, Inc.	693	46,660
Newmont Corp.	9,578	433,692
Nucor Corp.	3,248	441,078
Occidental Petroleum Corp.	4,096	269,312
ONEOK, Inc.	1,951	116,553
Pentair PLC	1,568	76,660
Phillips 66	2,099	186,811
Pilgrim's Pride Corp.*	4,509	141,447
Pioneer Natural Resources Co.	1,062	251,641
Post Holdings, Inc.*	1,144	99,459
Reliance Steel & Aluminum Co.	746	141,926
Schlumberger NV	6,177	228,734
Seaboard Corp.	21	85,273
Simpson Manufacturing Co., Inc.	836	86,342
Steel Dynamics, Inc.	2,312	180,059
Tyson Foods, Inc., Class A	6,571	578,314
UFP Industries, Inc.	1,197	110,375
United States Steel Corp.	3,149	74,474
Valero Energy Corp.	1,790	198,278
Watts Water Technologies, Inc., Class A	318	43,925
Williams Cos., Inc. (The)	5,321	181,393
Xylem, Inc.	1,708	157,187

Total United States		19,490,309

Zambia - 0.4%
First Quantum Minerals Ltd.	8,329	152,104

Total Common Stocks
(Cost $37,987,538)		39,941,152

Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(d)(e)	157,951	157,951
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(d)	62,664	62,664
Total Short-Term Investments
(Cost $220,615)		220,615

Total Investments — 100.3%
(Cost $38,208,153)		40,161,767
Other Assets and Liabilities, Net — (0.3)%		(99,924)
Net Assets — 100.0%		$40,061,843

		% of
Industry	Value	Net Assets
Energy	$12,217,878	30.5%
Grains Food Fiber	10,237,880	25.6
Industrial Metals	9,117,070	22.8
Precious Metals	2,575,620	6.4
Timber	2,112,527	5.3
Water	2,100,205	5.2
Livestock	1,579,972	3.9
Money Market Funds	220,615	0.6
Total Investments	$40,161,767	100.3%
Other Assets and Liabilities, Net	(99,924)	(0.3)
Total Net Assets	$40,061,843	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $404,544; total market value of collateral held by the Fund was $413,091. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $255,140.
(b)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at July 31, 2022.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Global Resources ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$39,941,152	$–	$0	(g)	$39,941,152
Short-Term Investments:
Money Market Funds	220,615	–	–		220,615
Total Investments in Securities	$40,161,767	$–	$0		$40,161,767

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 security, valued at $0, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of period.